Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Accounts Payable and Accrued Expenses [Abstract]
Payable to suppliers	$ 4,232,041	$ 3,235,991
Salary and welfare payables	457,359	501,016
Accrued expenses and other current liabilities	693,044	1,570,612
Total	$ 5,382,444	$ 5,307,619